Schedule of Common Stock Outstanding Roll Forward (Detail)	1 Months Ended	6 Months Ended	12 Months Ended
	May 07, 2013	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2012
Subsequent Event [Line Items]
Common shares, balance beginning of period	230,000,000	230,000,000	230,000,000			230,000,000
Common shares issued	65,192,307	30,769,230	0	0	0
Issuance of shares for share-based incentive compensation, net		7,262
Common shares, balance at end of period		260,776,492	230,000,000	230,000,000		230,000,000
Common Stock
Subsequent Event [Line Items]
Common shares, balance beginning of period		230,079,120				230,079,120
Common shares issued		30,769,230
Issuance of shares for share-based incentive compensation, net		7,262
Common shares, balance at end of period		260,855,612		230,079,120		230,079,120
Treasury Stock [Member]
Subsequent Event [Line Items]
Common shares, balance beginning of period						79,120
Common shares, balance at end of period		79,120	79,120	79,120		79,120